Finance Costs - Summary of Finance Costs (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Analysis of income and expense [abstract]
Interest for lease liabilities	¥ 3,052
Interest on short-term deposits received (note 35(a))	187	¥ 142	¥ 21
Interest on bonds			187
Others	7	2	2
Finance costs	¥ 3,246	¥ 144	¥ 210